Net Loss Per Share	12 Months Ended
Dec. 31, 2020
Net Loss Per Share
Net Loss Per Share

(13)   Net Loss Per Share

Diluted net loss per common share is the same as basic loss per common share for all periods presented because the effects of potentially dilutive items were anti-dilutive given the Company’s net loss. The following common share equivalent securities have been excluded from the calculation of weighted-average common shares outstanding because the effect is anti-dilutive for the periods presented:

	December 31,
Anti-dilutive common share equivalents:	2020	2019
Series A Preferred Stock	2,770,165	2,770,165
Series A-1 Preferred Stock	392,276	392,276
Series B Preferred Stock	2,631,972	1,483,491
Series C Preferred Stock	5,130,658	—
Restricted stock units	1,183,500	—
Stock options	1,384,984	1,004,000
Total anti-dilutive common share equivalents	13,493,555	5,649,932

Basic and diluted net loss per common share is calculated as follows:

	Year Ended
	December 31,
	2020	2019
Numerator:
Net loss	$(17,447,705)	$(2,746,021)
Denominator:
Weighted-average common shares outstanding, basic and diluted	9,716,768	9,507,926
Net loss per common share, basic and diluted	$(1.80)	$(0.29)